Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net Abstract
Disclosure of property, plant and equipment, net

Balance as of December 31, 2018:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2018	$22	$180	$6	$208
Purchases during the year	17	10	6	33

Balance at December 31, 2018	39	190	12	241

Accumulated depreciation:

Balance at January 1, 2018	14	161	5	180
Depreciation during the year	4	9	1	14

Balance at December 31, 2018	18	170	6	194

Depreciated cost at December 31, 2018	$21	$20	$6	$47

Balance as of December 31, 2017:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2017	$22	$173	$6	$201
Purchases during the year	-	7	-	7

Balance at December 31, 2017	22	180	6	208

Accumulated depreciation:

Balance at January 1, 2017	10	146	5	161
Depreciation during the year	4	15	*-)	19

Balance at December 31, 2017	14	161	5	180

Depreciated cost at December 31, 2017	$8	$19	$1	$28

*) Represents an amount less than USD 1.